UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23100

BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J.Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2016

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

Bernstein Fund, Inc. - International Small Cap Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 92.7%
Consumer Discretionary - 20.7%
Auto Components - 3.5%
Aisan Industry Co., Ltd.	59,500	$384,994
Brembo SpA	12,327	679,040
Faurecia	59,188	1,879,072
Hankook Tire Co., Ltd. (a)	102,125	4,543,579
Hanon Systems	286,320	2,620,381
Linamar Corp.	74,590	2,656,939
Nexen Tire Corp.	191,859	2,206,368
Nexteer Automotive Group Ltd.	1,546,288	1,415,087
Plastic Omnium SA	85,145	2,380,316
Showa Corp.	89,400	501,934
Tianneng Power International Ltd.	1,062,000	726,131

		19,993,841

Distributors - 0.1%
John Menzies PLC	44,625	324,065
Pacific Brands Ltd.	379,210	338,485

		662,550

Diversified Consumer Services - 1.1%
G8 Education Ltd.	496,150	1,414,145
Navitas Ltd.	171,541	709,316
TAL Education Group (ADR) (a)	70,060	4,347,924

		6,471,385

Hotels, Restaurants & Leisure - 2.7%
Alsea SAB de CV	163,120	620,983
Domino’s Pizza Group PLC	457,482	2,032,543
GVC Holdings PLC	89,682	672,161
IMAX China Holding, Inc. (a)(b)	538,300	2,660,154
Jollibee Foods Corp.	1,017,660	5,248,369
Lion Travel Service Co., Ltd.	197,000	561,612
Plenus Co., Ltd.	18,700	303,773
Round One Corp.	99,700	799,004
Telepizza Group SA (a)	317,030	1,970,214
Xiabuxiabu Catering Management China Holdings Co., Ltd. (b)	176,720	86,935

		14,955,748

Household Durables - 0.7%
Auto Trader Group PLC (b)	399,210	1,887,177
De’ Longhi SpA	5,309	126,511
Fujitsu General Ltd.	15,000	334,091
SEB SA	5,961	718,754
Token Corp.	7,900	621,208

		3,687,741

Internet & Catalog Retail - 0.7%
ASKUL Corp.	68,000	2,514,016
COOKPAD, Inc.	69,300	849,478
GS Home Shopping, Inc.	3,881	579,072

		3,942,566

Company	Shares	U.S. $ Value
Leisure Products - 1.4%
Amer Sports Oyj	100,578	2,759,383
Bandai Namco Holdings, Inc.	72,200	1,863,230
Playmates Toys Ltd.	3,404,000	638,914
Thule Group AB (The) (b)	187,290	2,681,627

		7,943,154

Media - 2.6%
Asatsu-DK, Inc.	27,400	648,365
IPSOS	21,901	623,360
Loen Entertainment, Inc. (a)	68,850	4,395,295
Metropole Television SA	165,370	2,749,437
NOS SGPS SA	313,000	1,894,174
TV Asahi Holdings Corp.	268,000	4,363,836

		14,674,467

Multiline Retail - 1.7%
Dollarama, Inc.	37,850	2,642,571
Don Quijote Holdings Co., Ltd.	127,000	4,719,664
Harvey Norman Holdings Ltd.	627,839	2,184,619
Poya International Co., Ltd.	20,000	223,030

		9,769,884

Specialty Retail - 4.1%
Ace Hardware Indonesia Tbk PT	39,563,100	2,780,876
Clas Ohlson AB-Class B	39,767	681,181
Delek Automotive Systems Ltd.	66,720	558,285
Geo Holdings Corp.	41,400	557,111
Giordano International Ltd.	1,580,000	729,292
Groupe Fnac SA (a)	10,470	561,300
Halfords Group PLC	161,911	696,143
Howden Joinery Group PLC	42,570	218,642
JB Hi-Fi Ltd.	40,222	728,907
JD Sports Fashion PLC	7,020	108,230
KappAhl AB	158,090	701,700
Mobilezone Holding AG	43,979	567,471
Motorpoint Group PLC (a)	646,197	1,677,486
Mr Price Group Ltd.	126,970	1,783,964
Nishimatsuya Chain Co., Ltd.	50,700	718,998
Pal Co., Ltd.	25,600	603,562
Shimamura Co., Ltd.	17,700	2,633,524
T-Gaia Corp.	42,600	600,199
Valora Holding AG	2,572	715,019
WH Smith PLC	84,761	1,780,701
Yamada Denki Co., Ltd.	682,400	3,602,268

		23,004,859

Textiles, Apparel & Luxury Goods - 2.1%
Brunello Cucinelli SpA	107,190	1,922,298
China Lilang Ltd.	714,000	453,729
Eclat Textile Co., Ltd.	355,000	3,442,727
HUGO BOSS AG	37,232	2,116,714
Nan Liu Enterprise Co., Ltd. (a)	480,000	2,243,091
Peak Sport Products Co., Ltd.	1,518,000	459,932
Sanyo Shokai Ltd.	239,000	449,619

Company	Shares	U.S. $ Value
Texwinca Holdings Ltd.	650,000	484,292

		11,572,402

		116,678,597

Industrials - 15.0%
Aerospace & Defense - 1.4%
LISI	85,494	2,167,464
Saab AB-Class B	95,938	2,991,800
Senior PLC	1,082,819	2,977,835

		8,137,099

Air Freight & Logistics - 0.2%
bpost SA	27,152	695,055
Oesterreichische Post AG (a)	16,917	546,306

		1,241,361

Airlines - 0.7%
Aeroflot-Russian Airlines PJSC (GDR) (a)(b)	42,750	286,104
Air Canada (a)	222,495	1,531,004
Dart Group PLC	81,926	574,767
Qantas Airways Ltd. (a)	717,391	1,519,665

		3,911,540

Building Products - 1.0%
DIRTT Environmental Solutions (a)	348,390	1,450,782
Kingspan Group PLC	194,860	4,216,794

		5,667,576

Commercial Services & Supplies - 2.5%
dorma&kaba Holding AG	7,730	5,400,305
Downer EDI Ltd.	254,150	729,874
Elior (b)	79,984	1,735,583
Loomis AB-Class B	67,840	1,658,800
Rentokil Initial PLC	1,608,392	4,153,525
Transcontinental, Inc.-Class A	17,210	233,250

		13,911,337

Construction & Engineering - 2.1%
Balfour Beatty PLC (a)	971,780	2,793,222
Bird Construction, Inc.	62,019	641,816
Burkhalter Holding AG	5,250	646,213
Carillion PLC	216,264	675,360
John Laing Group PLC (b)	1,382,750	4,141,767
Mirait Holdings Corp.	69,200	680,341
UEM Edgenta Bhd	102,900	91,886
UGL Ltd. (a)	874,943	1,414,038
Wilson Bayly Holmes-Ovcon Ltd.	87,733	749,495

		11,834,138

Electrical Equipment - 1.2%
Chiyoda Integre Co., Ltd.	29,500	546,084
Kung Long Batteries Industrial Co., Ltd.	143,900	654,201
Nitto Kogyo Corp.	34,900	433,893
TKH Group NV	112,096	3,772,540
Zumtobel Group AG	99,611	1,212,485

		6,619,203

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.7%
Reunert Ltd.	85,940	365,221
Rheinmetall AG	51,804	3,081,235
TOKAI Holdings Corp.	112,400	714,495

		4,160,951

Machinery - 3.2%
BI Esse SpA	44,164	556,003
Bobst Group SA	10,080	500,645
Bodycote PLC	257,103	1,773,895
Duerr AG	30,565	2,320,852
Fenner PLC	319,483	667,248
IHI Corp.	557,000	1,501,388
Industria Macchine Automatiche SpA	10,623	639,456
JTEKT Corp.	168,200	1,906,458
Komax Holding AG	2,703	558,575
Krones AG	23,050	2,434,797
KUKA AG	12,480	1,480,267
Melrose Industries PLC	518,840	2,947,580
Rational AG	1,431	662,252

		17,949,416

Professional Services - 0.6%
Brunel International NV	30,498	556,800
Teleperformance	25,729	2,191,648
WS Atkins PLC	36,588	650,027

		3,398,475

Road & Rail - 0.4%
Go-Ahead Group PLC	18,475	482,196
National Express Group PLC	462,510	1,825,431

		2,307,627

Trading Companies & Distributors - 1.0%
Daiichi Jitsugyo Co., Ltd.	134,000	578,480
Diploma PLC	229,440	2,555,331
Kloeckner & Co. SE (a)	18,060	199,647
Russel Metals, Inc.	37,013	655,488
Wakita & Co., Ltd.	87,300	576,302
Yamazen Corp.	74,200	592,098
Yuasa Trading Co., Ltd.	26,900	554,973

		5,712,319

		84,851,042

Consumer Staples - 12.6%
Beverages - 2.2%
Britvic PLC	67,950	531,724
Coca-Cola Icecek AS	91,652	1,119,577
Coca-Cola West Co., Ltd.	24,600	695,704
Cott Corp.	154,463	2,159,218
Royal Unibrew A/S	130,295	5,828,662
Sapporo Holdings Ltd.	63,400	1,832,054

		12,166,939

Company	Shares	U.S. $ Value
Food & Staples Retailing - 4.0%
Ain Holdings, Inc.	47,800	3,707,700
Booker Group PLC	588,690	1,363,279
Clicks Group Ltd.	215,280	1,793,513
Cocokara fine, Inc.	13,700	710,025
MARR SpA	223,590	4,237,442
Metro, Inc.	118,059	4,113,035
Tsuruha Holdings, Inc.	46,600	5,642,729
UNY Group Holdings Co., Ltd.	98,800	831,265

		22,398,988

Food Products - 4.4%
Bakkafrost P/F	19,282	727,495
Calbee, Inc.	113,700	4,756,743
Cloetta AB	529,335	1,820,074
Dongwon F&B Co., Ltd.	952	235,927
Glanbia PLC	186,700	3,507,732
Industrias Bachoco SAB de CV	428,478	1,765,936
Maeil Dairy Industry Co., Ltd. (a)	15,594	593,394
Megmilk Snow Brand Co., Ltd.	70,200	2,449,199
Nichirei Corp.	199,000	1,835,937
Pulmuone Co., Ltd.	3,364	433,685
Salmar ASA	25,080	746,337
Sao Martinho SA	146,300	2,431,122
Scandi Standard AB	90,214	643,805
Tassal Group Ltd.	596,425	1,782,324
Thai Vegetable Oil PCL	725,000	660,216
Warabeya Nichiyo Co., Ltd.	19,600	360,223

		24,750,149

Household Products - 0.7%
Pigeon Corp.	141,000	4,215,119

Personal Products - 1.0%
Able C&C Co., Ltd. (a)	21,136	648,859
Cosmax, Inc.	27,680	4,149,244
Oriflame Holding AG (a)	29,800	759,995

		5,558,098

Tobacco - 0.3%
Gudang Garam Tbk PT	349,000	1,826,031

		70,915,324

Financials - 12.3%
Banks - 2.9%
Banca Popolare di Milano Scarl	2,263,452	930,450
Banco Macro SA (ADR) (a)	25,622	1,901,665
Bank Hapoalim BM	428,949	2,160,997
Bank of Queensland Ltd.	367,837	2,934,693
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,219,000	788,130
BGEO Group PLC (a)	85,830	3,005,940
China Development Financial Holding Corp.	6,301,000	1,528,277
FinecoBank Banca Fineco SpA	283,010	1,848,320
Tochigi Bank Ltd. (The)	87,000	300,630
Toho Bank Ltd. (The)	29,000	89,851
Towa Bank Ltd. (The)	663,000	513,124

		16,002,077

Company	Shares	U.S. $ Value
Capital Markets - 1.0%
AURELIUS SE & Co. KGaA	11,010	647,061
Azimut Holding SpA	76,406	1,246,629
Flow Traders (b)	56,770	1,939,284
Gluskin Sheff & Associates, Inc.	48,496	625,743
IwaiCosmo Holdings, Inc.	53,000	441,399
Marusan Securities Co., Ltd.	55,700	479,125
Mito Securities Co., Ltd.	47,600	108,113
Toyo Securities Co., Ltd.	50,000	94,027

		5,581,381

Consumer Finance - 1.0%
AEON Thana Sinsap Thailand PCL	211,800	580,130
AEON Thana Sinsap Thailand PCL (NVDR)	244,100	668,601
Cembra Money Bank AG (a)	9,883	691,229
Credito Real SAB de CV SOFOM ER	1,134,160	2,171,229
Gentera SAB de CV	836,421	1,498,302

		5,609,491

Diversified Financial Services - 0.1%
Euronext NV (b)	17,432	639,493

Insurance - 0.9%
Anadolu Hayat Emeklilik AS	963,145	1,690,903
esure Group PLC	742,937	2,829,628
UNIQA Insurance Group AG	93,375	560,795

		5,081,326

Real Estate Investment Trusts (REITs) - 2.4%
AIMS AMP Capital Industrial REIT	310,100	321,127
Allied Properties Real Estate Investment Trust	63,182	1,891,621
alstria office REIT-AG (a)	123,565	1,668,122
Ascendas Hospitality Trust	604,400	302,851
Cominar Real Estate Investment Trust	23,210	302,532
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,775,806	1,768,642
GDI Property Group	444,170	293,167
Granite Real Estate Investment Trust (Toronto)	59,978	1,798,945
Hamborner REIT AG	29,381	317,219
Immobiliare Grande Distribuzione SIIQ SpA	319,991	261,979
Intervest Offices & Warehouses NV	11,811	335,799
Killam Apartment Real Estate Investment Trust	121,425	1,192,680
Lippo Malls Indonesia Retail Trust	1,161,300	301,726
Macquarie Mexico Real Estate Management SA de CV (a)	825,253	1,082,429
Merlin Properties Socimi SA	139,849	1,475,813
Prologis Property Mexico SA de CV (a)	196,690	320,061

		13,634,713

Real Estate Management & Development - 3.9%
Aeon Mall Co., Ltd.	156,300	2,045,035
CA Immobilien Anlagen AG (a)	119,214	1,990,928
Corp. Inmobiliaria Vesta SAB de CV	2,222,980	3,447,084
Daikyo, Inc.	212,000	307,382
DIC Asset AG	31,610	299,469

Company	Shares	U.S. $ Value
Dios Fastigheter AB	86,163	613,405
Dongwon Development Co., Ltd.	166,456	638,120
Entra ASA (b)	71,294	671,732
FirstService Corp.	15,590	713,041
Inmobiliaria Colonial SA	2,323,936	1,697,693
KWG Property Holding Ltd.	878,500	516,232
Leopalace21 Corp.	274,500	1,928,106
Nexity SA (a)	88,850	4,494,524
Sponda Oyj	153,110	666,750
Supalai PCL	1,051,100	714,892
TLG Immobilien AG	54,679	1,149,994

		21,894,387

Thrifts & Mortgage Finance - 0.1%
Genworth MI Canada, Inc.	25,511	654,386

		69,097,254

Information Technology - 12.2%
Communications Equipment - 0.2%
Senao Networks, Inc.	86,000	427,483
VTech Holdings Ltd.	67,800	715,652

		1,143,135

Electronic Equipment, Instruments & Components - 2.6%
Daiwabo Holdings Co., Ltd.	320,000	678,619
Electrocomponents PLC	184,320	640,919
Ju Teng International Holdings Ltd.	2,848,000	1,137,427
Kaga Electronics Co., Ltd.	52,000	588,453
Mycronic AB	83,394	623,505
Premier Farnell PLC	296,763	650,871
Ryosan Co., Ltd.	22,600	540,057
Samsung Electro-Mechanics Co., Ltd.	56,737	2,485,992
Test Research, Inc.	360,000	481,150
Tongda Group Holdings Ltd.	18,920,000	3,717,117
Yaskawa Electric Corp.	247,000	3,224,934

		14,769,044

Internet Software & Services - 1.1%
Dip Corp.	203,300	5,484,964
Moneysupermarket.com Group PLC	180,118	652,580
PChome Online, Inc.	11,400	126,366

		6,263,910

IT Services - 3.1%
Alten SA	97,480	5,722,107
Bechtle AG	6,247	659,174
CANCOM SE	12,469	619,122
Computacenter PLC	242,910	2,395,907
GFT Technologies SE	31,752	637,851
Nihon Unisys Ltd.	353,200	4,367,032
Softcat PLC (a)	653,150	2,886,759

		17,287,952

Semiconductors & Semiconductor Equipment - 3.7%
ASM International NV	85,491	3,299,815
BE Semiconductor Industries NV	24,302	657,538
Chipbond Technology Corp.	1,368,000	1,757,745

Company	Shares	U.S. $ Value
Disco Corp.	32,900	2,975,469
Elite Advanced Laser Corp.	83,000	391,446
Faraday Technology Corp.	84,000	88,610
Hua Hong Semiconductor Ltd. (a)(b)	2,257,000	2,113,973
Novatek Microelectronics Corp.	523,000	1,960,144
SCREEN Holdings Co., Ltd.	293,000	3,189,071
Siltronic AG (a)	99,067	1,603,219
Sumco Corp.	461,000	2,953,290

		20,990,320

Software - 0.8%
AVEVA Group PLC	21,272	482,337
Cheetah Mobile, Inc. (ADR) (a)	46,250	439,375
Oracle Corp. Japan	20,900	1,114,451
Soft-World International Corp.	329,000	692,764
UBISOFT Entertainment (a)	55,875	2,035,578

		4,764,505

Technology Hardware, Storage & Peripherals - 0.7%
Aten International Co., Ltd.	247,000	669,900
Elecom Co., Ltd.	7,400	153,888
Gigabyte Technology Co., Ltd.	582,000	693,678
Logitech International SA	44,690	726,548
Micro-Star International Co., Ltd.	273,000	504,229
Riso Kagaku Corp.	34,100	450,044
Roland DG Corp.	26,300	468,356
Wacom Co., Ltd.	23,400	91,130

		3,757,773

		68,976,639

Materials - 6.7%
Chemicals - 2.9%
Arkema SA	49,940	3,818,046
Chr Hansen Holding A/S	31,090	2,041,845
Dynasty Ceramic PCL	4,115,900	491,940
FUCHS PETROLUB SE (Preference Shares)	35,640	1,402,110
Fujimi, Inc.	10,100	148,350
JSR Corp.	102,500	1,357,420
LANXESS AG	64,880	2,846,472
Nippon Shokubai Co., Ltd.	42,900	2,467,450
Nuplex Industries Ltd.	175,867	660,416
Scapa Group PLC	183,920	646,387
Ube Industries Ltd.	351,000	580,921

		16,461,357

Construction Materials - 0.8%
Buzzi Unicem SpA	163,016	2,856,693
Cemex Latam Holdings SA (a)	339,600	1,464,958

		4,321,651

Containers & Packaging - 0.8%
Mpact Ltd.	170,467	345,610
Pact Group Holdings Ltd.	167,780	761,469
Smurfit Kappa Group PLC	109,660	2,414,533
Winpak Ltd.	18,362	674,673

		4,196,285

Company	Shares	U.S. $ Value
Metals & Mining - 1.7%
Asahi Holdings, Inc.	43,700	633,068
Boliden AB	65,566	1,281,427
Godo Steel Ltd.	329,000	488,491
Granges AB	337,722	2,941,806
Lucara Diamond Corp.	233,870	629,953
Nevsun Resources Ltd.	193,503	567,651
Nippon Denko Co., Ltd.	377,000	576,432
Northern Star Resources Ltd.	192,520	712,724
Sims Metal Management Ltd.	109,542	649,559
Syrah Resources Ltd. (a)	273,761	1,237,107

		9,718,218

Paper & Forest Products - 0.5%
Nine Dragons Paper Holdings Ltd.	2,313,000	1,779,375
Nippon Paper Industries Co., Ltd.	37,200	649,560
Western Forest Products, Inc.	386,300	609,971

		3,038,906

		37,736,417

Health Care - 6.4%
Biotechnology - 1.0%
China Biologic Products, Inc. (a)	14,940	1,588,421
Medy-Tox, Inc.	10,020	3,789,723

		5,378,144

Health Care Equipment & Supplies - 1.3%
Ginko International Co., Ltd.	237,000	2,476,064
LivaNova PLC (a)	41,445	2,081,782
Microlife Corp.	195,000	500,570
St Shine Optical Co., Ltd.	64,000	1,446,279
Straumann Holding AG	2,102	829,256

		7,333,951

Health Care Providers & Services - 1.4%
BML, Inc.	14,700	673,303
Harmonicare Medical Holdings Ltd. (a)(b)	279,137	129,348
Medical Facilities Corp.	48,842	717,536
Raffles Medical Group Ltd.	2,793,600	3,137,057
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H (a)	1,560,900	3,461,108

		8,118,352

Health Care Technology - 0.8%
EMIS Group PLC	19,930	244,756
NNIT A/S (b)	130,653	4,483,798

		4,728,554

Life Sciences Tools & Services - 0.2%
Horizon Discovery Group PLC (a)	508,950	955,331

Company	Shares	U.S. $ Value
Pharmaceuticals - 1.7%
Dawnrays Pharmaceutical Holdings Ltd.	708,000	527,689
DongKook Pharmaceutical Co., Ltd.	10,765	676,239
Faes Farma SA	209,504	688,305
Indivior PLC	233,676	786,278
Kaken Pharmaceutical Co., Ltd.	18,600	1,219,453
Nippon Shinyaku Co., Ltd.	24,000	1,258,472
Ouro Fino Saude Animal Participacoes SA	107,600	1,429,285
Recordati SpA	26,115	785,525
Samjin Pharmaceutical Co., Ltd.	24,989	771,532
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd.-Class H	380,000	576,399
STADA Arzneimittel AG	15,643	810,732

		9,529,909

		36,044,241

Utilities - 2.6%
Gas Utilities - 0.2%
Ascopiave SpA	235,340	705,155
Superior Plus Corp.	81,977	676,400

		1,381,555

Independent Power and Renewable Electricity Producers - 0.3%
Electric Power Development Co., Ltd.	78,800	1,835,904

Multi-Utilities - 0.1%
Telecom Plus PLC	46,510	645,169

Water Utilities - 2.0%
Cia de Saneamento Basico do Estado de Sao Paulo	485,900	4,398,709
CT Environmental Group Ltd.	11,742,000	3,431,432
Pennon Group PLC	250,036	3,162,275

		10,992,416

		14,855,044

Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.0%
B Communications Ltd.	29,360	702,390
Com Hem Holding AB	561,116	4,738,407
Hutchison Telecommunications Hong Kong Holdings Ltd.	714,000	239,097
TalkTalk Telecom Group PLC	166,200	484,988
TDC A/S	563,199	2,759,939
XL Axiata Tbk PT (a)	7,849,125	2,182,068

		11,106,889

Wireless Telecommunication Services - 0.1%
SmarTone Telecommunications Holdings Ltd.	344,000	617,327

		11,724,216

Energy - 2.1%
Energy Equipment & Services - 0.8%
Pason Systems, Inc.	50,477	697,797
Petrofac Ltd.	281,923	2,930,476
ShawCor Ltd.	30,660	760,122

		4,388,395

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 1.3%
Det Norske Oljeselskap ASA (a)	361,741	4,409,142
Gran Tierra Energy, Inc. (a)	475,010	1,595,684
Hankook Shell Oil Co., Ltd.	1,579	609,890
Parkland Fuel Corp.	40,037	696,956

		7,311,672

		11,700,067

Total Common Stocks (cost $501,163,772)		522,578,841

WARRANTS - 2.6%
Financials - 1.1%
Consumer Finance - 0.6%
Manappuram Finance Ltd., Merrill Lynch Intl & Co., expiring 1/10/19 (a)	537,600	549,158
Bharat Financial Inclusion Ltd., Merrill Lynch Intl & Co., expiring 11/05/18 (a)	245,450	2,695,634

		3,244,792

Thrifts & Mortgage Finance - 0.5%
LIC Housing Finance Ltd., Merrill Lynch Intl & Co., expiring 3/28/19 (a)	400,582	2,937,654

		6,182,446

Health Care - 0.8%
Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd., Merrill Lynch Intl & Co., expiring 6/28/18 (a)	115,830	2,257,438

Pharmaceuticals - 0.4%
Aurobindo Pharma Ltd., Merrill Lynch Intl & Co., expiring 10/03/18 (a)	227,570	2,503,315

		4,760,753

Consumer Discretionary - 0.3%
Auto Components - 0.3%
Motherson Sumi Systems Ltd., Merrill Lynch Intl & Co., expiring 5/31/18 (a)	388,090	1,667,954

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Petronet LNG Ltd., Merrill Lynch Intl & Co., expiring 6/25/18 (a)	284,355	1,239,389

Information Technology - 0.1%
IT Services - 0.1%
Polaris Consulting & Services Ltd./India, Merrill Lynch Intl & Co., expiring 5/23/18 (a)	206,690	597,115

Company	Shares	U.S. $ Value
Materials - 0.1%
Chemicals - 0.1%
Supreme Industries Ltd., Merrill Lynch Intl & Co., expiring 1/21/19 (a)	35,070	472,887

Total Warrants (cost $14,194,733)		14,920,544

INVESTMENT COMPANIES - 1.0%
Funds and Investment Trusts - 1.0%
iShares MSCI India ETF	19,419	542,178
iShares Core MSCI EAFE ETF	93,150	4,833,554

Total Investment Companies (cost $5,580,872)		5,375,732

SHORT-TERM INVESTMENTS - 3.2%
Investment Companies - 3.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.25% (c)(d) (cost $17,918,510)	17,918,510	17,918,510

Total Investments - 99.5% (cost $538,857,887) (e)		560,793,627
Other assets less liabilities - 0.5%		3,040,703

Net Assets - 100.0%		$563,834,330

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	5,583	GBP	3,858	9/20/16	$(443,673)
Barclays Bank PLC	USD	571	HKD	4,429	9/20/16	(30)
Barclays Bank PLC	USD	6,497	JPY	711,331	9/20/16	409,265
Royal Bank of Scotland PLC	EUR	18,528	USD	21,028	9/20/16	408,826
Royal Bank of Scotland PLC	GBP	389	USD	571	9/20/16	53,020
Royal Bank of Scotland PLC	MXN	84,318	USD	4,574	9/20/16	(2,623)
Royal Bank of Scotland PLC	USD	4,324	AUD	5,839	9/20/16	18,889
Royal Bank of Scotland PLC	USD	4,895	CAD	6,244	9/20/16	(61,557)
Royal Bank of Scotland PLC	USD	5,622	JPY	596,835	9/20/16	172,321
Royal Bank of Scotland PLC	USD	3,506	SGD	4,746	9/20/16	14,341
State Street Bank & Trust Co.	EUR	5,799	USD	6,475	9/20/16	21,534
State Street Bank & Trust Co.	KRW	1,946,048	USD	1,677	9/20/16	(9,557)
State Street Bank & Trust Co.	USD	2,017	AUD	2,821	9/20/16	81,549
State Street Bank & Trust Co.	USD	4,251	CHF	4,073	9/20/16	(61,519)
State Street Bank & Trust Co.	USD	2,912	NZD	4,105	9/20/16	7,697

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	640	SEK	5,200	9/20/16	$(22,934)
UBS AG	GBP	896	USD	1,197	9/20/16	3,511

						$589,060

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $23,456,975 or 4.2% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $43,746,790 and gross unrealized depreciation of investments was $(21,811,050), resulting in net unrealized appreciation of $21,935,740.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust

Country Breakdown*

June 30, 2016 (unaudited)

19.0%	Japan
10.7%	United Kingdom
5.5%	France
5.5%	Canada
5.2%	South Korea
4.5%	Germany
3.8%	Sweden
3.7%	Taiwan
3.5%	China
3.1%	Australia
3.0%	Italy
2.7%	Denmark
2.7%	India
2.2%	Hong Kong
21.7%	Other
3.2%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.0% or less in the following countries: Argentina, Austria, Belgium, Brazil, Colombia, Finland, Georgia, Indonesia, Ireland, Israel, Luxembourg, Malaysia, Mexico, Netherlands, New Zealand, Norway, Philippines, Portugal, Russia, Singapore, South Africa, Spain, Switzerland, Thailand, Turkey and United States.

Bernstein Fund, Inc. - International Small Cap Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$17,402,112		$99,276,485		$	– 0	–	$116,678,597
Industrials	17,320,379		67,530,663			– 0	–	84,851,042
Consumer Staples	15,770,556		55,144,768			– 0	–	70,915,324
Financials	24,324,940		44,772,314			– 0	–	69,097,254
Information Technology	3,977,005		64,999,634			– 0	–	68,976,639
Materials	4,939,203		32,797,214			– 0	–	37,736,417
Health Care	11,500,909		24,543,332			– 0	–	36,044,241
Utilities	6,425,433		8,429,611			– 0	–	14,855,044
Telecommunication Services	484,988		11,239,228			– 0	–	11,724,216
Energy	3,750,559		7,949,508			– 0	–	11,700,067
Warrants	– 0	–	14,920,544			– 0	–	14,920,544
Investment Companies	5,375,732		– 0	–		– 0	–	5,375,732
Short-Term Investments	17,918,510		– 0	–		– 0	–	17,918,510

Total Investments in Securities	129,190,326		431,603,301	(b)		– 0	–	560,793,627

Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts	– 0	–	1,190,953			– 0	–	1,190,953
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(601,893)			– 0	–	(601,893)

Total (c)	$129,190,326		$432,192,361		$	– 0	–	$561,382,687

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.-Government Money Market Portfolio for the nine months ended June 30, 2016 is as follows:

Market Value 9/30/15 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/16 (000)	Dividend Income (000)
$	– 0	–	$239,720	$221,801	$17,919	$20

Bernstein Fund, Inc. - International Strategic Equities Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Financials - 22.9%
Banks - 9.1%
ABN AMRO Group NV (GDR) (a)	731,070	$12,019,262
Bank Hapoalim BM	2,597,690	13,086,870
DBS Group Holdings Ltd.	1,160,800	13,686,894
Erste Group Bank AG (b)	426,750	9,716,231
Itausa-Investimentos Itau SA (Preference Shares)	6,273,580	14,823,171
KB Financial Group, Inc.	250,000	7,108,985
Lloyds Banking Group PLC	7,364,120	5,333,750
Mitsubishi UFJ Financial Group, Inc.	2,789,600	12,505,366
Sumitomo Mitsui Trust Holdings, Inc.	2,535,000	8,248,412

		96,528,941

Capital Markets - 1.9%
3i Group PLC	1,604,240	11,770,463
Partners Group Holding AG	18,070	7,744,177

		19,514,640

Consumer Finance - 0.8%
Samsung Card Co., Ltd.	241,650	8,756,904

Diversified Financial Services - 1.8%
Haci Omer Sabanci Holding AS	2,413,350	7,920,167
Singapore Exchange Ltd.	1,881,600	10,718,167

		18,638,334

Insurance - 3.8%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	91,540	15,350,800
NN Group NV	688,160	18,943,950
Sampo Oyj-Class A	153,880	6,293,124

		40,587,874

Real Estate Investment Trusts (REITs) - 1.1%
CapitaLand Commercial Trust Ltd.	5,345,800	5,879,733
Goodman Group	1,021,620	5,479,466

		11,359,199

Real Estate Management & Development - 4.4%
Cheung Kong Property Holdings Ltd.	1,257,500	7,939,433
New World Development Co., Ltd.	10,281,000	10,483,137
Sino Land Co., Ltd.	5,048,000	8,311,458
UOL Group Ltd.	1,870,100	7,623,010
Wharf Holdings Ltd. (The)	838,000	5,108,470
Wing Tai Holdings Ltd.	6,030,800	7,320,284

		46,785,792

		242,171,684

Consumer Staples - 14.8%
Beverages - 2.1%
Diageo PLC	787,190	21,990,666

Food & Staples Retailing - 5.4%
Axfood AB	570,290	10,953,742
Delhaize Group	45,350	4,790,514

Company	Shares	U.S. $ Value
Koninklijke Ahold NV (b)	242,280	5,350,163
Loblaw Cos., Ltd.	308,400	16,497,174
Metro, Inc.	314,690	10,963,425
Tsuruha Holdings, Inc.	70,100	8,488,311

		57,043,329

Food Products - 2.7%
JBS SA	2,383,700	7,420,540
WH Group Ltd. (a)	26,933,000	21,330,796

		28,751,336

Household Products - 2.1%
Reckitt Benckiser Group PLC	220,020	22,061,748

Tobacco - 2.5%
Imperial Brands PLC	135,560	7,351,786
Japan Tobacco, Inc.	137,000	5,521,398
KT&G Corp.	111,360	13,188,919

		26,062,103

		155,909,182

Consumer Discretionary - 11.9%
Automobiles - 4.2%
Dongfeng Motor Group Co., Ltd.-Class H	15,626,000	16,470,607
Mazda Motor Corp.	900,000	11,909,949
Peugeot SA (b)	1,345,350	16,125,485

		44,506,041

Diversified Consumer Services - 1.3%
New Oriental Education & Technology Group, Inc. (Sponsored ADR)	190,460	7,976,465
TAL Education Group (ADR) (b)	100,870	6,259,992

		14,236,457

Hotels, Restaurants & Leisure - 1.0%
Tatts Group Ltd.	3,516,960	10,120,863

Household Durables - 0.4%
Auto Trader Group PLC (a)	950,610	4,493,799

Leisure Products - 0.5%
Bandai Namco Holdings, Inc.	220,800	5,698,078

Media - 1.7%
RELX NV	604,580	10,459,610
Thomson Reuters Corp.	182,730	7,392,931

		17,852,541

Specialty Retail - 1.6%
Kingfisher PLC	1,518,540	6,522,254
Yamada Denki Co., Ltd.	1,872,600	9,885,122

		16,407,376

Textiles, Apparel & Luxury Goods - 1.2%
Pou Chen Corp.	3,343,000	4,499,714

Company	Shares	U.S. $ Value
Yue Yuen Industrial Holdings Ltd.	2,011,000	8,022,245

		12,521,959

		125,837,114

Information Technology - 11.1%
Electronic Equipment, Instruments & Components - 2.2%
Hon Hai Precision Industry Co., Ltd.	3,165,000	8,153,940
Largan Precision Co., Ltd.	157,300	14,547,602

		22,701,542

IT Services - 0.8%
Fujitsu Ltd.	2,364,000	8,693,172

Semiconductors & Semiconductor Equipment - 3.5%
ASML Holding NV	119,210	11,734,809
Infineon Technologies AG	748,290	10,832,544
Novatek Microelectronics Corp.	2,069,000	7,754,376
Taiwan Semiconductor Manufacturing Co., Ltd.	1,306,000	6,581,843

		36,903,572

Software - 3.1%
Check Point Software Technologies Ltd. (b)	118,110	9,411,005
Constellation Software, Inc./Canada	19,520	7,554,623
Oracle Corp./Japan	299,600	15,975,578

		32,941,206

Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co., Ltd.	12,710	15,828,413

		117,067,905

Industrials - 8.6%
Aerospace & Defense - 2.2%
Safran SA	339,630	22,871,280

Airlines - 1.5%
Japan Airlines Co., Ltd.	206,300	6,637,206
Qantas Airways Ltd. (b)	4,591,080	9,725,385

		16,362,591

Construction & Engineering - 1.0%
China Railway Group Ltd.-Class H (b)	6,687,000	5,025,863
Hyundai Engineering & Construction Co., Ltd.	175,510	5,134,861

		10,160,724

Industrial Conglomerates - 1.5%
Jardine Strategic Holdings Ltd.	526,300	15,930,988

Professional Services - 1.0%
Adecco SA (REG)	204,750	10,327,192

Road & Rail - 1.4%
Central Japan Railway Co.	85,060	15,129,072

		90,781,847

Company	Shares	U.S. $ Value
Health Care - 7.5%
Biotechnology - 1.3%
Actelion Ltd. (REG) (b)	81,340	13,697,452

Health Care Equipment & Supplies - 0.9%
Coloplast A/S-Class B	124,620	9,328,378

Pharmaceuticals - 5.3%
Novo Nordisk A/S-Class B	340,780	18,351,985
Recordati SpA	445,890	13,412,123
Roche Holding AG	50,410	13,302,179
Sanofi	129,210	10,735,113

		55,801,400

		78,827,230

Energy - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
JX Holdings, Inc.	5,256,200	20,516,620
LUKOIL PJSC (Sponsored ADR)	476,230	19,875,844
Royal Dutch Shell PLC-Class B	490,420	13,549,604
TOTAL SA	236,325	11,333,199
Woodside Petroleum Ltd.	381,850	7,742,863

		73,018,130

Telecommunication Services - 5.8%
Diversified Telecommunication Services - 5.8%
Bezeq The Israeli Telecommunication Corp., Ltd.	2,526,271	5,004,360
Chunghwa Telecom Co., Ltd.	2,250,000	8,137,495
KT Corp.	29,790	769,387
KT Corp. (Sponsored ADR)	866,627	12,358,101
Nippon Telegraph & Telephone Corp.	587,000	27,527,296
Telenor ASA	471,250	7,800,604

		61,597,243

Materials - 5.5%
Chemicals - 4.8%
Arkema SA	161,780	12,368,511
Asahi Kasei Corp.	884,000	6,151,783
Chr Hansen Holding A/S	76,880	5,049,117
Covestro AG (a)	406,640	18,111,874
Givaudan SA (REG)	4,320	8,698,425

		50,379,710

Metals & Mining - 0.4%
South32 Ltd. (b)	3,974,510	4,661,247

Paper & Forest Products - 0.3%
Nine Dragons Paper Holdings Ltd.	4,528,000	3,483,360

		58,524,317

Utilities - 2.3%
Electric Utilities - 1.6%
EDP-Energias de Portugal SA	2,512,684	7,692,752
Korea Electric Power Corp.	161,440	8,474,304

		16,167,056

Company	Shares	U.S. $ Value
Independent Power and Renewable Electricity Producers - 0.7%
Huaneng Power International, Inc.-Class H	12,208,000	7,598,499

		23,765,555

Total Common Stocks (cost $1,014,533,629)		1,027,500,207

SHORT-TERM INVESTMENTS - 2.7%
Investment Companies - 2.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.25% (c)(d) (cost $28,235,046)	28,235,046	28,235,046

Total Investments - 100.0% (cost $1,042,768,675) (e)		1,055,735,253
Other assets less liabilities - 0.0% (f)		(489,661)

Net Assets - 100.0%		$1,055,245,592

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI Emerging Market Futures	424	September 2016	$17,060,613	$17,695,640	$635,027

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	ILS	61,146	USD	15,944	7/15/16	$97,581
Bank of America, NA	TRY	11,782	USD	3,940	7/15/16	(141,879)
Bank of America, NA	USD	2,637	INR	179,217	8/16/16	(2,339)
Barclays Bank PLC	SEK	63,398	USD	7,692	7/15/16	195,227
Barclays Bank PLC	SEK	22,500	USD	2,654	7/15/16	(6,746)
Barclays Bank PLC	TWD	75,577	USD	2,347	7/15/16	(2,234)
Barclays Bank PLC	USD	2,888	AUD	3,952	7/15/16	57,931
Barclays Bank PLC	USD	9,257	CHF	8,905	7/15/16	(131,744)
Citibank, NA	ILS	11,385	USD	2,955	7/15/16	4,119
Citibank, NA	JPY	277,932	USD	2,659	7/15/16	(33,133)
Citibank, NA	TRY	2,676	USD	914	7/15/16	(12,574)
Citibank, NA	USD	4,374	CAD	5,618	7/15/16	(25,431)
Citibank, NA	USD	4,585	CHF	4,391	7/15/16	(85,701)
Citibank, NA	USD	29,087	GBP	19,950	7/15/16	(2,526,758)
Citibank, NA	USD	4,811	JPY	527,428	7/15/16	297,981
Citibank, NA	SGD	3,703	USD	2,766	8/16/16	18,508
Citibank, NA	USD	5,101	EUR	4,591	8/16/16	1,759
Citibank, NA	USD	1,738	JPY	177,885	8/16/16	(13,232)
Morgan Stanley & Co., Inc.	AUD	20,362	USD	15,133	7/15/16	(47,527)
Morgan Stanley & Co., Inc.	EUR	8,146	USD	9,244	7/15/16	201,251
Morgan Stanley & Co., Inc.	HKD	48,047	USD	6,194	7/15/16	(338)
Morgan Stanley & Co., Inc.	USD	7,618	CAD	9,683	7/15/16	(123,220)
Morgan Stanley & Co., Inc.	USD	2,125	JPY	222,260	7/15/16	27,700
Morgan Stanley & Co., Inc.	USD	13,010	GBP	9,705	8/16/16	(85,392)
Royal Bank of Scotland PLC	HKD	279,253	USD	36,000	7/15/16	(515)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	KRW	28,154,479	USD	24,065	7/15/16	$(348,904)
Royal Bank of Scotland PLC	SGD	43,924	USD	32,354	7/15/16	(250,920)
Royal Bank of Scotland PLC	TWD	708,031	USD	21,940	7/15/16	(69,499)
Royal Bank of Scotland PLC	USD	14,967	AUD	20,176	7/15/16	74,605
Royal Bank of Scotland PLC	USD	5,200	IDR	69,329,498	7/15/16	56,374
Royal Bank of Scotland PLC	USD	4,081	INR	278,676	7/15/16	39,145
Royal Bank of Scotland PLC	USD	11,843	INR	793,826	7/15/16	(106,152)
Royal Bank of Scotland PLC	USD	6,658	KRW	7,740,418	7/15/16	53,733
Royal Bank of Scotland PLC	USD	5,978	MXN	109,311	7/15/16	(4,919)
Royal Bank of Scotland PLC	USD	4,744	MYR	19,252	7/15/16	82,435
Royal Bank of Scotland PLC	USD	19,058	SEK	155,499	7/15/16	(671,276)
Royal Bank of Scotland PLC	USD	6,617	ZAR	98,989	7/15/16	90,233
Royal Bank of Scotland PLC	KRW	19,041,899	USD	16,449	8/16/16	(56,254)
State Street Bank & Trust Co.	HKD	6,875	USD	885	7/15/16	(846)
State Street Bank & Trust Co.	USD	10,931	AUD	15,289	7/15/16	466,906
State Street Bank & Trust Co.	USD	10,596	CAD	13,821	7/15/16	101,779
State Street Bank & Trust Co.	USD	15,240	EUR	13,439	7/15/16	(320,940)
State Street Bank & Trust Co.	HKD	76,728	USD	9,894	8/16/16	(1,455)

						$(3,202,661)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2016, the aggregate market value of these securities amounted to $55,955,731 or 5.3% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $51,395,785 and gross unrealized depreciation of investments was $(38,429,207), resulting in net unrealized appreciation of $12,966,578.
(f)	An amount of U.S. $1,049,400 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2016.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
MSCI	-	Morgan Stanley Capital International
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

Country Breakdown*

June 30, 2016 (unaudited)

15.4%	Japan
8.5%	United Kingdom
7.6%	Hong Kong
7.0%	France
6.8%	South Korea
5.8%	Netherlands
5.1%	Switzerland
4.7%	Taiwan
4.3%	Singapore
4.2%	Germany
4.1%	China
3.6%	Australia
3.3%	Canada
3.1%	Denmark
13.8%	Other
2.7%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2016. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.6% or less in the following countries: Austria, Belgium, Brazil, Finland, Israel, Italy, Norway, Portugal, Russia, Sweden, Turkey and United States.

Bernstein Fund, Inc. - International Strategic Equities Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$14,823,171		$227,348,513		$	– 0	–	$242,171,684
Consumer Staples	34,881,139		121,028,043			– 0	–	155,909,182
Consumer Discretionary	21,629,388		104,207,726			– 0	–	125,837,114
Information Technology	16,965,628		100,102,277			– 0	–	117,067,905
Industrials	– 0	–	90,781,847			– 0	–	90,781,847
Health Care	– 0	–	78,827,230			– 0	–	78,827,230
Energy	18,939,578		54,078,552			– 0	–	73,018,130
Telecommunication Services	12,358,101		49,239,142			– 0	–	61,597,243
Materials	– 0	–	58,524,317			– 0	–	58,524,317
Utilities	– 0	–	23,765,555			– 0	–	23,765,555
Short-Term Investments	28,235,046		– 0	–		– 0	–	28,235,046

Total Investments in Securities	147,832,051		907,903,202	(b)		– 0	–	1,055,735,253
Other Financial Instruments (a):
Assets:
Futures	635,027		– 0	–		– 0	–	635,027
Forward Currency Exchange Contracts	– 0	–	1,867,267			– 0	–	1,867,267
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(5,069,928)			– 0	–	(5,069,928)

Total (c)	$148,467,078		$904,700,541		$	– 0	–	$1,053,167,619

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB for the nine months ended June 30, 2016 is as follows:

Market Value 9/30/15 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/16 (000)	Dividend Income (000)
$	– 0	–	$554,808	$526,573	$28,235	$42

Bernstein Fund, Inc. - Small Cap Core Portfolio

Portfolio of Investments

June 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.8%
Financials - 23.7%
Banks - 9.0%
1st Source Corp.	45,260	$1,465,971
Bank of the Ozarks, Inc.	16,420	616,078
Cathay General Bancorp	31,630	891,966
Central Pacific Financial Corp.	51,400	1,213,040
City Holding Co.	22,620	1,028,531
Community Trust Bancorp, Inc.	29,700	1,029,402
Fidelity Southern Corp.	26,090	408,830
First Citizens BancShares, Inc./NC-Class A	3,880	1,004,571
First Community Bancshares, Inc./VA	34,050	764,082
First Financial Corp./IN	45,800	1,677,196
Flushing Financial Corp.	24,010	477,319
Great Southern Bancorp, Inc.	33,550	1,240,344
Great Western Bancorp, Inc.	43,410	1,369,151
Hanmi Financial Corp.	60,350	1,417,621
Hilltop Holdings, Inc. (a)	117,710	2,470,733
Home BancShares, Inc./AR	29,460	583,013
International Bancshares Corp.	69,870	1,822,908
Old National Bancorp/IN	25,507	319,603
Prosperity Bancshares, Inc.	13,080	666,949
Republic Bancorp, Inc./KY-Class A	23,320	644,332
Sandy Spring Bancorp, Inc.	24,770	719,816
Sierra Bancorp	18,130	302,590
Texas Capital Bancshares, Inc. (a)	41,510	1,941,008
Triumph Bancorp, Inc. (a)	122,950	1,967,200
Western Alliance Bancorp (a)	16,110	525,992
Wilshire Bancorp, Inc.	73,630	767,225

		27,335,471

Capital Markets - 0.4%
Cohen & Steers, Inc.	26,640	1,077,322

Diversified Financial Services - 0.6%
MarketAxess Holdings, Inc.	6,760	982,904
Morningstar, Inc.	10,600	866,868

		1,849,772

Insurance - 2.0%
Ambac Financial Group, Inc. (a)	78,080	1,285,197
CNO Financial Group, Inc.	59,880	1,045,505
MBIA, Inc. (a)	105,880	723,160
State Auto Financial Corp.	73,250	1,604,907
Validus Holdings Ltd.	30,010	1,458,186

		6,116,955

Real Estate Investment Trusts (REITs) - 10.5%
Anworth Mortgage Asset Corp.	111,230	522,781
Ares Commercial Real Estate Corp.	110,450	1,357,431
Chesapeake Lodging Trust	46,140	1,072,755
Cousins Properties, Inc.	104,150	1,083,160
CubeSmart	30,200	932,576
DCT Industrial Trust, Inc.	26,630	1,279,305
EPR Properties	22,680	1,829,822
First Industrial Realty Trust, Inc.	19,150	532,753
Franklin Street Properties Corp.	75,180	922,459
GEO Group, Inc. (The)	37,290	1,274,572

Company	Shares	U.S. $ Value
Getty Realty Corp.	66,430	1,424,924
Gramercy Property Trust	196,270	1,809,609
Highwoods Properties, Inc.	9,970	526,416
Independence Realty Trust, Inc.	178,820	1,462,748
Invesco Mortgage Capital, Inc.	68,800	941,872
Kite Realty Group Trust	11,620	325,709
Lexington Realty Trust	105,340	1,064,987
Medical Properties Trust, Inc.	100,220	1,524,346
Monogram Residential Trust, Inc.	62,080	633,837
National Health Investors, Inc.	12,980	974,668
New Residential Investment Corp.	92,980	1,286,843
One Liberty Properties, Inc.	26,230	625,586
PennyMac Mortgage Investment Trust	60,260	978,020
Redwood Trust, Inc.	68,350	943,914
Select Income REIT	57,270	1,488,447
Sovran Self Storage, Inc.	5,620	589,650
Summit Hotel Properties, Inc.	123,930	1,640,833
Sun Communities, Inc.	9,270	710,453
Sunstone Hotel Investors, Inc.	48,170	581,412
Urstadt Biddle Properties, Inc.-Class A	25,430	630,155
Xenia Hotels & Resorts, Inc.	56,730	951,929

		31,923,972

Thrifts & Mortgage Finance - 1.2%
Flagstar Bancorp, Inc. (a)	54,780	1,337,180
MGIC Investment Corp. (a)	249,030	1,481,729
Radian Group, Inc.	91,560	954,055

		3,772,964

		72,076,456

Information Technology - 19.7%
Communications Equipment - 2.1%
F5 Networks, Inc. (a)	10,580	1,204,427
InterDigital, Inc./PA	17,400	968,832
NETGEAR, Inc. (a)	48,500	2,305,690
Polycom, Inc. (a)	68,730	773,213
Sonus Networks, Inc. (a)	132,690	1,153,076

		6,405,238

Electronic Equipment, Instruments & Components - 3.4%
Anixter International, Inc. (a)	23,370	1,245,154
Celestica, Inc. (Toronto) (a)	106,520	990,636
Insight Enterprises, Inc. (a)	46,210	1,201,460
QLogic Corp. (a)	97,060	1,430,664
Sanmina Corp. (a)	76,800	2,059,008
SYNNEX Corp.	21,100	2,000,702
Systemax, Inc. (a)	6,690	57,066
Tech Data Corp. (a)	18,620	1,337,847

		10,322,537

Internet Software & Services - 1.8%
Cimpress NV (a)	18,100	1,673,888
j2 Global, Inc.	8,560	540,735
LogMeIn, Inc. (a)	28,000	1,776,040
Shutterstock, Inc. (a)	30,830	1,412,014

		5,402,677

Company	Shares	U.S. $ Value
IT Services - 4.8%
Blackhawk Network Holdings, Inc. (a)	22,920	767,591
Booz Allen Hamilton Holding Corp.	72,320	2,143,565
Cardtronics, Inc. (a)	52,860	2,104,356
Convergys Corp.	52,780	1,319,500
CSG Systems International, Inc.	19,910	802,572
Euronet Worldwide, Inc. (a)	10,230	707,814
Hackett Group, Inc. (The)	78,580	1,089,905
Lionbridge Technologies, Inc. (a)	179,670	709,696
ManTech International Corp./VA-Class A	50,430	1,907,263
Perficient, Inc. (a)	38,740	786,809
Science Applications International Corp.	30,140	1,758,669
TeleTech Holdings, Inc.	24,680	669,568

		14,767,308

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Energy Industries, Inc. (a)	47,120	1,788,675
Cirrus Logic, Inc. (a)	55,850	2,166,421
Cohu, Inc.	60,490	656,316
Integrated Device Technology, Inc. (a)	76,230	1,534,510
Mellanox Technologies Ltd. (a)	37,960	1,820,562
Microsemi Corp. (a)	55,920	1,827,466
Tessera Technologies, Inc.	46,440	1,422,922

		11,216,872

Software - 3.9%
Aspen Technology, Inc. (a)	36,870	1,483,649
Atlassian Corp. PLC-Class A (a)	45,330	1,174,047
AVG Technologies NV (a)	70,190	1,332,908
Barracuda Networks, Inc. (a)	58,340	883,268
Blackbaud, Inc.	35,420	2,405,018
Manhattan Associates, Inc. (a)	15,200	974,776
Mentor Graphics Corp.	51,430	1,093,402
Take-Two Interactive Software, Inc. (a)	28,230	1,070,481
Tyler Technologies, Inc. (a)	8,740	1,457,045

		11,874,594

		59,989,226

Health Care - 13.7%
Biotechnology - 4.3%
Acorda Therapeutics, Inc. (a)	47,040	1,199,755
Applied Genetic Technologies Corp./DE (a)	76,300	1,078,119
ARIAD Pharmaceuticals, Inc. (a)	175,500	1,296,945
Enanta Pharmaceuticals, Inc. (a)	44,120	972,846
FibroGen, Inc. (a)	32,280	529,715
Five Prime Therapeutics, Inc. (a)	30,100	1,244,635
Genomic Health, Inc. (a)	24,960	646,339
Lexicon Pharmaceuticals, Inc. (a)	58,680	842,058

Company	Shares	U.S. $ Value
MiMedx Group, Inc. (a)	172,100	1,373,358
Myriad Genetics, Inc. (a)	14,750	451,350
Neurocrine Biosciences, Inc. (a)	14,320	650,844
Repligen Corp. (a)	40,750	1,114,920
Vanda Pharmaceuticals, Inc. (a)	72,750	814,073
Xencor, Inc. (a)	34,890	662,561

		12,877,518

Health Care Equipment & Supplies - 3.8%
Align Technology, Inc. (a)	25,610	2,062,885
Anika Therapeutics, Inc. (a)	19,930	1,069,244
Atrion Corp.	1,590	680,297
Cantel Medical Corp.	17,690	1,215,834
Exactech, Inc. (a)	25,570	683,742
Masimo Corp. (a)	13,040	684,796
OraSure Technologies, Inc. (a)	177,780	1,050,680
Orthofix International NV (a)	49,560	2,101,344
STERIS PLC	12,460	856,625
West Pharmaceutical Services, Inc.	14,950	1,134,406

		11,539,853

Health Care Providers & Services - 2.3%
Chemed Corp.	9,820	1,338,564
HealthSouth Corp.	25,860	1,003,885
Molina Healthcare, Inc. (a)	32,750	1,634,225
Owens & Minor, Inc.	31,530	1,178,592
WellCare Health Plans, Inc. (a)	17,770	1,906,366

		7,061,632

Life Sciences Tools & Services - 1.0%
ICON PLC (a)	26,080	1,825,861
INC Research Holdings, Inc.-Class A (a)	17,550	669,181
PAREXEL International Corp. (a)	9,710	610,565

		3,105,607

Pharmaceuticals - 2.3%
Akorn, Inc. (a)	41,930	1,194,376
Amphastar Pharmaceuticals, Inc. (a)	47,430	764,572
ANI Pharmaceuticals, Inc. (a)	14,330	799,901
Corcept Therapeutics, Inc. (a)	138,720	757,411
Prestige Brands Holdings, Inc. (a)	25,110	1,391,094
SciClone Pharmaceuticals, Inc. (a)	79,410	1,037,094
Supernus Pharmaceuticals, Inc. (a)	49,430	1,006,889

		6,951,337

		41,535,947

Industrials - 13.7%
Air Freight & Logistics - 0.3%
Hub Group, Inc.-Class A (a)	18,800	721,356

Company	Shares	U.S. $ Value
Building Products - 1.8%
Gibraltar Industries, Inc. (a)	24,850	784,515
Insteel Industries, Inc.	30,390	868,850
Patrick Industries, Inc. (a)	30,090	1,814,126
Ply Gem Holdings, Inc. (a)	69,010	1,005,476
Universal Forest Products, Inc.	11,670	1,081,692

		5,554,659

Commercial Services & Supplies - 2.9%
ABM Industries, Inc.	26,540	968,179
ACCO Brands Corp. (a)	194,480	2,008,979
Deluxe Corp.	19,140	1,270,322
Ennis, Inc.	91,860	1,761,875
Herman Miller, Inc.	19,770	590,925
Quad/Graphics, Inc.	47,360	1,103,014
Tetra Tech, Inc.	32,930	1,012,433

		8,715,727

Construction & Engineering - 3.2%
AECOM (a)	24,140	766,928
Aegion Corp. (a)	98,470	1,921,150
Comfort Systems USA, Inc.	42,190	1,374,128
EMCOR Group, Inc.	37,930	1,868,432
Jacobs Engineering Group, Inc. (a)	23,430	1,167,048
Quanta Services, Inc. (a)	75,720	1,750,646
Valmont Industries, Inc.	6,460	873,844

		9,722,176

Machinery - 1.4%
Briggs & Stratton Corp.	33,760	715,037
Global Brass & Copper Holdings, Inc.	53,670	1,464,654
Kadant, Inc.	21,120	1,087,891
Lincoln Electric Holdings, Inc.	14,970	884,428

		4,152,010

Professional Services - 1.6%
Huron Consulting Group, Inc. (a)	26,770	1,617,443
Insperity, Inc.	19,940	1,539,966
Kelly Services, Inc.-Class A	30,980	587,691
Kforce, Inc.	70,930	1,198,008

		4,943,108

Road & Rail - 0.7%
Saia, Inc. (a)	31,020	779,843
USA Truck, Inc. (a)	34,410	602,519
Werner Enterprises, Inc.	35,280	810,382

		2,192,744

Trading Companies & Distributors - 1.8%
Applied Industrial Technologies, Inc.	39,320	1,774,904
MRC Global, Inc. (a)	106,580	1,514,502
MSC Industrial Direct Co., Inc.-Class A	7,750	546,840

Company	Shares	U.S. $ Value
WESCO International, Inc. (a)	32,920	1,695,051

		5,531,297

		41,533,077

Consumer Discretionary - 10.6%
Auto Components - 0.7%
Stoneridge, Inc. (a)	44,780	669,013
Tenneco, Inc. (a)	35,230	1,642,070

		2,311,083

Automobiles - 0.5%
Winnebago Industries, Inc.	68,140	1,561,769

Diversified Consumer Services - 0.8%
Capella Education Co.	22,640	1,191,770
Strayer Education, Inc. (a)	23,080	1,133,920

		2,325,690

Hotels, Restaurants & Leisure - 3.5%
Bloomin’ Brands, Inc.	97,750	1,746,792
Cracker Barrel Old Country Store, Inc.	5,260	901,932
Denny’s Corp. (a)	180,810	1,940,091
Jack in the Box, Inc.	10,990	944,261
Marriott Vacations Worldwide Corp.	13,370	915,711
Papa John’s International, Inc.	22,120	1,504,160
Potbelly Corp. (a)	77,550	972,477
Ruth’s Hospitality Group, Inc.	61,500	980,925
Sonic Corp.	23,790	643,520

		10,549,869

Household Durables - 0.2%
NACCO Industries, Inc.-Class A	10,010	560,560

Leisure Products - 0.4%
Nautilus, Inc. (a)	63,670	1,135,873

Media - 0.5%
MDC Partners, Inc.-Class A	33,640	615,276
New Media Investment Group, Inc.	53,630	969,094

		1,584,370

Multiline Retail - 0.7%
Big Lots, Inc.	41,770	2,093,095

Specialty Retail - 2.7%
Caleres, Inc.	26,840	649,796
Children’s Place, Inc. (The)	25,840	2,071,851
Citi Trends, Inc.	95,830	1,488,240
Francesca’s Holdings Corp. (a)	17,670	195,253
Michaels Cos., Inc. (The) (a)	33,790	960,987
Murphy USA, Inc. (a)	11,660	864,706
Pier 1 Imports, Inc.	104,990	539,649
Sally Beauty Holdings, Inc. (a)	19,770	581,436
Urban Outfitters, Inc. (a)	28,110	773,025

		8,124,943

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 0.6%
Perry Ellis International, Inc. (a)	32,460	653,095
Vera Bradley, Inc. (a)	18,030	255,485
Wolverine World Wide, Inc.	46,170	938,175

		1,846,755

		32,094,007

Materials - 3.9%
Chemicals - 1.1%
Koppers Holdings, Inc. (a)	43,760	1,344,745
PolyOne Corp.	25,760	907,782
Trinseo SA (a)	29,040	1,246,687

		3,499,214

Containers & Packaging - 0.3%
Bemis Co., Inc.	17,710	911,888

Metals & Mining - 2.5%
Commercial Metals Co.	60,400	1,020,760
Reliance Steel & Aluminum Co.	21,710	1,669,499
Schnitzer Steel Industries, Inc.-Class A	80,550	1,417,680
Steel Dynamics, Inc.	40,680	996,660
Worthington Industries, Inc.	58,790	2,486,817

		7,591,416

		12,002,518

Energy - 3.7%
Energy Equipment & Services - 2.4%
Dril-Quip, Inc. (a)	29,060	1,697,976
Matrix Service Co. (a)	57,900	954,771
McDermott International, Inc. (a)	387,310	1,913,311
Oil States International, Inc. (a)	60,850	2,000,748
RPC, Inc. (a)	53,120	824,954

		7,391,760

Oil, Gas & Consumable Fuels - 1.3%
QEP Resources, Inc.	45,670	805,162
Renewable Energy Group, Inc. (a)	136,300	1,203,529
REX American Resources Corp. (a)	29,110	1,741,651

		3,750,342

		11,142,102

Utilities - 3.6%
Electric Utilities - 0.4%
PNM Resources, Inc.	28,710	1,017,483

Gas Utilities - 1.6%
New Jersey Resources Corp.	5,720	220,506
ONE Gas, Inc.	14,260	949,573
Southwest Gas Corp.	32,460	2,554,927
Spire, Inc.	16,850	1,193,654

		4,918,660

Company	Shares	U.S. $ Value
Independent Power and Renewable Electricity Producers - 1.3%
Atlantic Power Corp.	415,680	1,030,886
Dynegy, Inc. (a)	55,130	950,441
Talen Energy Corp. (a)	147,150	1,993,883

		3,975,210

Multi-Utilities - 0.3%
Unitil Corp.	23,130	986,957

		10,898,310

Consumer Staples - 1.9%
Food & Staples Retailing - 0.4%
SpartanNash Co.	41,930	1,282,219

Food Products - 1.0%
Farmer Brothers Co. (a)	32,750	1,049,965
Fresh Del Monte Produce, Inc.	20,400	1,110,372
Seaboard Corp. (a)	360	1,033,431

		3,193,768

Household Products - 0.3%
Central Garden & Pet Co.-Class A (a)	40,110	870,788

Personal Products - 0.2%
Natural Health Trends Corp.	20,720	584,097

		5,930,872

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 0.9%
Inteliquent, Inc.	15,550	309,289
Vonage Holdings Corp. (a)	423,090	2,580,849

		2,890,138

Wireless Telecommunication Services - 0.4%
Spok Holdings, Inc.	62,830	1,204,137

		4,094,275

Total Common Stocks (cost $285,511,641)		291,296,790

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies - 2.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.25% (b)(c) (cost $7,823,693)	7,823,693	7,823,693

Total Investments - 98.4% (cost $293,335,334) (d)		299,120,483
Other assets less liabilities - 1.6%		4,895,632

Net Assets - 100.0%		$304,016,115

(a)	Non-income producing security.

(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	As of June 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,865,671 and gross unrealized depreciation of investments was $(7,080,522), resulting in net unrealized appreciation of $5,785,149.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

REIT	-	Real Estate Investment Trust

Bernstein Fund, Inc. - Small Cap Core Portfolio

June 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2016:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Common Stocks (a)	$291,296,790	$	– 0	–	$	– 0	–	$291,296,790
Short-Term Investments	7,823,693		– 0	–		– 0	–	7,823,693

Total Investments in Securities	299,120,483		– 0	–		– 0	–	299,120,483

Total (b)	$299,120,483	$	– 0	–	$	– 0	–	$299,120,483

(a)	See Portfolio of Investments for sector classifications.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB Portfolio for the nine months ended June 30, 2016 is as follows:

Market Value 9/31/15 (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/16 (000)	Dividend Income (000)
$	– 0	–	$70,809	$62,985	$7,824	$4

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Bernstein Fund, Inc.

By:	/s/ Seth J. Masters
Seth J. Masters
President

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Masters
Seth J. Masters
President

Date:	August 24, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 24, 2016